Accounts and Other Receivables - Allowance for Doubtful Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Receivables [Abstract]
Balance at beginning of period	$ 1.0	$ 2.1
Adjustment to provision	(0.1)	0.2
Write-offs, net of recoveries	(0.1)	(1.3)
Balance at end of period	$ 0.8	$ 1.0